Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Compensation of Key Management Personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Salaries and short-term benefits	3,295	1,237	320
Share-based compensation	23,715	2,414	4,173
	27,010	3,651	4,493